Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through November 19, 2025, the date of filing of this Quarterly Report on Form 10-Q, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the condensed consolidated financial statements, other than the following:

On October 2, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note payable with a principal of $34,000, an interest rate of 12% per annum, and a maturity date of April 2, 2026. The note is convertible at any time at the holder’s option into shares of the Company’s common stock at a fixed conversion price of $1.74 per share. The Company received net proceeds of $34,000.

On October 3, 2025, the Company issued a promissory note payable to an investor with a stated principal amount of $123,050 and prepaid interest of $14,766 for total repayments of $137,816. The Company received net proceeds of $100,000 after original issue discount of $16,050 and fees of $7,000. The note does not bear interest in excess of the original issue discount and prepaid interest and matures on August 15, 2026. The Company is required to make 10 monthly payments of $13,782 starting November 15, 2025 and ending on August 15, 2026. The note gives the holder a conversion right at a 35% discount to the market price of the Company’s common stock only in the event of default.

On October 28, 2025, the Company entered into an Asset Purchase Agreement pursuant to which the Company agreed to sell the assets used in the BTG business to the former principal physical therapist for $125,000 cash. The assets sold, which included equipment, inventory, supplies, clients lists and contracts, intellectual property and goodwill, had no book value as of September 30, 2025.

On November 10, 2025, the Company issued a second promissory note payable to a different investor with a stated principal amount of $123,050 and prepaid interest of $14,766 for total repayments of $137,816. The Company received net proceeds of $100,000 after original issue discount of $16,050 and fees of $7,000. The note does not bear interest in excess of the original issue discount and prepaid interest and matures on August 30, 2026. The Company is required to make installments starting April 30, 2026 and ending on August 30, 2026. The note gives the holder a conversion right at a 35% discount to the market price of the Company’s common stock only in the event of default.

NOTE 18 – SUBSEQUENT EVENTS

On January 16, 2025, the Company issued a promissory note payable (the “January 2025 Note I”) to an investor with a stated principal amount of $150,650 and prepaid interest of $18,078 for total repayments of $168,278. The Company received net proceeds of $125,000 after original issue discount of $19,650 and fees of $6,000. The January 2025 Note I does not bear interest in excess of the original issue discount and prepaid interest and matures on November 15, 2025. The Company is required to make 10 monthly payments of $16,873 starting February 15, 2025 and ending on November 15, 2025. The January 2025 Note I gives the holder a conversion right at a 39% discount to the market price of the Company’s common stock only in the event of default.

On January 24, 2025, the Company issued a promissory note payable (the “January 2025 Note II”) to an investor with a stated principal amount of $98,900 and prepaid interest of $13,846 for total repayments of $112,746. The Company received net proceeds of $80,000 after original issue discount of $12,900 and fees of $6,000. The January 2025 Note II does not bear interest in excess of the original issue discount and prepaid interest and matures on November 30, 2025. The Company is required to make a payment of $56,373 on July 30, 2025 and monthly installments of $14,093 thereafter ending on November 30, 2025. The January 2025 Note II gives the holder a conversion right at a 39% discount to the market price of the Company’s common stock only in the event of default.

On February 14, 2025, the Company issued a promissory note payable (the “February 2025 Note”) to an investor with a stated principal amount of $121,900 and prepaid interest of $13,846 for total repayments of $14,628. The Company received net proceeds of $100,000 after original issue discount of $15,900 and fees of $6,000. The February 2025 Note does not bear interest in excess of the original issue discount and prepaid interest and matures on December 15, 2025. The Company is required to make 10 monthly payments of $13,653 starting March 15, 2025 and ending on December 15, 2025. The February 2025 Note gives the holder a conversion right at a 25% discount to the market price of the Company’s common stock only in the event of default.

On February 24, 2025, holders of the majority of the voting power of the Company’s common stock and our Board of Directors approved an amendment to the Company’s articles of incorporation to effect a reverse stock split of the Company’s common stock by a ratio of 100-for-1 not later than ninety (90) days after the amendment is filed with the Secretary of State of the State of Nevada, with the Company’s Board of Directors having the discretion as to the exact date of any reverse stock split to be set. The corporate actions will become effective no earlier than forty (40) days after the date notice of the internet availability of such Information Statement materials is first sent to stockholders, which was on or approximately March 19, 2025.

On March 4, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note payable with a principal of $50,000, an interest rate of 12% per annum, and a maturity date of September 4, 2025. The note is convertible at any time at the holder’s option into shares of the Company’s common stock at a fixed conversion price of $4.90 per share. The Company received net proceeds of $50,000.

On March 12, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note payable with a principal of $60,000, an interest rate of 12% per annum, and a maturity date of September 12, 2025. The note is convertible at any time at the holder’s option into shares of the Company’s common stock at a fixed conversion price of $3.00 per share. The Company received net proceeds of $60,000.

On March 20, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note payable with a principal of $420,000, an interest rate of 12% per annum, and a maturity date of September 20, 2025. The note is convertible at any time at the holder’s option into shares of the Company’s common stock at a fixed conversion price of $3.75 per share. The note was issued in exchange for the Undocumented Advances totaling $420,000 made by the trust between September and November 2024.

On March 20, 2025, the maturity dates on twelve notes payable to a trust controlled by Dr. Michael Dent with aggregate principal totaling $1,216,500 were extended until September 20, 2025 in exchange for a ten-year warrant to purchase 13,534 shares of the Company’s common stock at an exercise price of $3.75 per share. The interest rate on the extended notes was also increased from 12% to 15% after March 20, 2025.

On March 27, 2025, the Company issued to a trust controlled by Dr. Michael Dent a convertible note payable with a principal of $65,000, an interest rate of 12% per annum, and a maturity date of September 27, 2025. The note is convertible at any time at the holder’s option into shares of the Company’s common stock at a fixed conversion price of $3.10 per share. The Company received net proceeds of $65,000.

The Company has evaluated subsequent events through March 31, 2025, which is the date the financial statements were available to be issued. Except as disclosed above, no other events have occurred that would require adjustment to or disclosure in these financial statements.